Leases - Summary of Components of Lease Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease cost	$ 6,750	$ 6,759	$ 22,721	$ 28,695
Sublease income	(28)	(11)	(68)	(105)
Total lease cost	$ 6,722	$ 6,748	$ 22,653	$ 28,590